 DOS/A LIVE 0001645554 XXXXXXXX false false true Stocosil Inc. DE 2014 0001645554 2834 47-2620984 0 4 17870 CASTELTON STREET SUITE 250 CITY OF INDUSTRY CA 91748 626-964-5788 Pyng Soon Other 1026029.00 0.00 5323.00 0.00 1031352.00 508248.00 1541000.00 2049248.00 -1017896.00 1031352.00 0.00 1210824.00 0.00 -1210824.00 -0.27 -0.27 Malone Bailey LLP Common stock 4454545 N/A N/A N/A 0 N/A N/A Convertible notes 1466000 N/A N/A true true false Tier2 Audited Equity (common or preferred stock) Y N N Y N N 733340 4454545 15.00 11000100.00 0.00 0.00 0.00 11000100.00 Monarch Bay Securities, Inc. 1100010.00 Malone Bailey LLP 9000.00 Reed Smith LLP 150000.00 9900090.00 false true AL AK AZ AR CA CO CT DE DC FL GA HI ID IL IN IA KS KY LA ME MD MA MI MN MS MO MT NE NV NH NJ NM NY NC ND OH OK OR PA PR RI SC SD TN TX UT VT VA WA WV WI WY A0 A1 A2 A3 A4 A5 A6 A7 A8 A9 B0 Z4 AL AK AZ AR CA CO CT DE DC FL GA HI ID IL IN IA KS KY LA ME MD MA MI MN MS MO MT NE NV NH NJ NM NY NC ND OH OK OR PA PR RI SC SD TN TX UT VT VA WA WV WI WY A0 A1 A2 A3 A4 A5 A6 A7 A8 A9 B0 Z4 false Stocosil Inc. Common stock 4250000 4250000 $3,400 ($0.0008 per share) based upon the Company management's discretion 3400 Stocosil Inc. Common stock 204545 204545 $1,000,000 ($4.8889 per share) based upon the 409A valuation report prepared by an independant third party on February 15, 2015 n/a Stocosil Inc. Convertible notes 34 1 $716,000 based on the Company management's discretion n/a Section 4(a)(2) and Rule 506(b) of Regulation D promulgated thereunder.